UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ValMark Advisers, Inc.
Address: 130 Springside Drive, Suite 300
         Akron, OH  44333

13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael McClary
Title:     VP, CIO, ValMark Advisers,Inc.
Phone:     800-765-5201

Signature, Place, and Date of Signing:

 /s/ Michael McClary     Akron, OH     October 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $544,431 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLAYMORE EXCHANGE TRD FD TR    GUGG TIMBER ETF  18383Q879     9744   612183 SH       SOLE                        0        0   612183
FIRST TR BICK INDEX FD         COM SHS          33733H107     7437   338030 SH       SOLE                        0        0   338030
FIRST TR ISE CHINDIA INDEX F   COM              33733A102     1545    83174 SH       SOLE                        0        0    83174
INTERNATIONAL BUSINESS MACHS   COM              459200101      282     1612 SH       SOLE                        0        0     1612
ISHARES TR                     DJ SEL DIV INX   464287168      321     6660 SH       SOLE                        0        0     6660
ISHARES TR                     BARCLYS TIPS BD  464287176    64409   563560 SH       SOLE                        0        0   563560
ISHARES TR                     IBOXX INV CPBD   464287242    36258   322841 SH       SOLE                        0        0   322841
ISHARES TR                     S&P500 GRW       464287309    54218   885531 SH       SOLE                        0        0   885531
ISHARES TR                     S&P 500 VALUE    464287408    52967  1027085 SH       SOLE                        0        0  1027085
ISHARES TR                     BARCLYS 7-10 YR  464287440    20294   193155 SH       SOLE                        0        0   193155
ISHARES TR                     BARCLYS 1-3 YR   464287457     2207    26088 SH       SOLE                        0        0    26088
ISHARES TR                     S&P MIDCAP 400   464287507    47565   610028 SH       SOLE                        0        0   610028
ISHARES TR                     S&P SMLCAP 600   464287804    38404   656248 SH       SOLE                        0        0   656248
ISHARES TR                     S&P NTL AMTFREE  464288414     1148    10760 SH       SOLE                        0        0    10760
ISHARES TR                     HIGH YLD CORP    464288513    24175   291920 SH       SOLE                        0        0   291920
ISHARES TR                     US PFD STK IDX   464288687     3028    85022 SH       SOLE                        0        0    85022
MERCK & CO INC NEW             COM              58933Y105      430    13161 SH       SOLE                        0        0    13161
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769     7133   310125 SH       SOLE                        0        0   310125
PROCTER & GAMBLE CO            COM              742718109      230     3638 SH       SOLE                        0        0     3638
SHERWIN WILLIAMS CO            COM              824348106     1208    16255 SH       SOLE                        0        0    16255
SPDR GOLD TRUST                GOLD SHS         78463V107      375     2372 SH       SOLE                        0        0     2372
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541    20180   442989 SH       SOLE                        0        0   442989
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    14212   443507 SH       SOLE                        0        0   443507
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      900    36951 SH       SOLE                        0        0    36951
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458     1387    59267 SH       SOLE                        0        0    59267
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474     8935   294686 SH       SOLE                        0        0   294686
SPDR SERIES TRUST              DB INT GVT ETF   78464A490    19256   336581 SH       SOLE                        0        0   336581
SPDR SERIES TRUST              DJ REIT ETF      78464A607    12337   218377 SH       SOLE                        0        0   218377
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718     9723   123967 SH       SOLE                        0        0   123967
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    58389  1508390 SH       SOLE                        0        0  1508390
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    10766   300566 SH       SOLE                        0        0   300566
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     1934    64180 SH       SOLE                        0        0    64180
VANGUARD WORLD FDS             ENERGY ETF       92204A306      585     6792 SH       SOLE                        0        0     6792
VANGUARD WORLD FDS             MATERIALS ETF    92204A801      531     8262 SH       SOLE                        0        0     8262
WISDOMTREE TR                  EM LCL DEBT FD   97717X867    11918   247785 SH       SOLE                        0        0   247785